Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
SMID Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 88.7%
Aerospace & Defense — 1.4%
Spirit AeroSystems Holdings, Inc., Class A	20,890	$923,129
Airlines — 1.2%
SkyWest, Inc.*	17,070	842,234
Apparel — 3.9%
Carter's, Inc.	6,980	678,735
Kontoor Brands, Inc.	11,150	556,943
Ralph Lauren Corp.	7,100	788,384
Tapestry, Inc.	16,460	609,349
		2,633,411
Auto Parts & Equipment — 3.1%
Dana, Inc.	21,952	488,213
Lear Corp.	3,273	512,159
The Goodyear Tire & Rubber Co.*	60,540	1,071,558
		2,071,930
Banks — 12.7%
BankUnited, Inc.	18,615	778,479
Comerica, Inc.	12,335	992,967
First Citizens BancShares, Inc., Class A	1,291	1,088,532
First Hawaiian, Inc.	26,510	778,069
Synovus Financial Corp.	22,150	972,164
Texas Capital Bancshares, Inc.*	13,957	837,699
Umpqua Holdings Corp.	29,824	603,936
Webster Financial Corp.	15,082	821,366
Wintrust Financial Corp.	11,590	931,488
Zions Bancorp NA	12,681	784,827
		8,589,527
Building Materials — 1.1%
Masonite International Corp.*	6,734	714,679
Chemicals — 2.1%
GCP Applied Technologies, Inc.*	21,408	469,263
Innospec, Inc.	5,080	427,838
Orion Engineered Carbons S.A.*	27,086	493,778
		1,390,879
Commercial Services — 5.4%
ADT, Inc.	72,830	589,195
Herc Holdings, Inc.*	7,090	1,158,931
Korn Ferry	12,170	880,621
Robert Half International, Inc.	10,439	1,047,345
		3,676,092
Computers — 2.4%
Genpact Ltd.	9,822	466,643
Lumentum Holdings, Inc.*	9,140	763,556
NCR Corp.*	10,821	419,422
		1,649,621
Diversified Financial Services — 3.0%
Moelis & Co., Class A	9,769	604,408
OneMain Holdings, Inc.	8,664	479,379
	Number of Shares	Value†

Diversified Financial Services — (continued)
Stifel Financial Corp.	13,900	$944,644
		2,028,431
Electric — 1.5%
IDACORP, Inc.	9,939	1,027,494
Electrical Components & Equipment — 1.2%
Belden, Inc.	13,524	787,908
Electronics — 1.2%
Avnet, Inc.	21,540	796,334
Engineering & Construction — 2.6%
AECOM*	16,290	1,028,713
Dycom Industries, Inc.*	420	29,921
Southwest Gas Holdings, Inc.	10,112	676,291
		1,734,925
Entertainment — 1.3%
Scientific Games Corp.*	10,785	895,910
Food — 2.9%
Nomad Foods Ltd.*	33,551	924,666
The Hain Celestial Group, Inc.*	23,968	1,025,351
		1,950,017
Hand & Machine Tools — 1.7%
Regal Beloit Corp.	7,524	1,131,158
Healthcare Products — 1.2%
Integra LifeSciences Holdings Corp.*	11,520	788,890
Healthcare Services — 2.6%
Acadia Healthcare Co., Inc.*	12,020	766,635
MEDNAX, Inc.*	35,460	1,008,128
		1,774,763
Home Builders — 3.2%
KB Home	18,770	730,528
PulteGroup, Inc.	20,630	947,330
Taylor Morrison Home Corp.*	17,604	453,831
		2,131,689
Home Furnishings — 1.1%
Herman Miller, Inc.	19,500	734,370
Insurance — 4.9%
American Financial Group, Inc.	6,208	781,153
Everest Re Group Ltd.	2,707	678,861
Selective Insurance Group, Inc.	7,730	583,847
The Hanover Insurance Group, Inc.	5,664	734,168
Voya Financial, Inc.	8,840	542,687
		3,320,716
Internet — 1.0%
Criteo S.A., ADR*	17,966	658,454
Iron & Steel — 3.0%
Carpenter Technology Corp.	21,627	708,068
Commercial Metals Co.	14,670	446,848

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
SMID Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Iron & Steel — (continued)
Reliance Steel & Aluminum Co.	6,251	$890,268
		2,045,184
Leisure Time — 0.8%
Brunswick Corp.	5,847	557,044
Lodging — 0.7%
Hilton Grand Vacations, Inc.*	9,230	439,071
Machinery — Construction & Mining — 2.2%
Oshkosh Corp.	9,630	985,823
Vertiv Holdings Co.	21,460	516,971
		1,502,794
Machinery — Diversified — 1.2%
Applied Industrial Technologies, Inc.	820	73,907
Cactus, Inc., Class A	2,098	79,136
Crane Co.	7,272	689,458
		842,501
Media — 0.7%
Houghton Mifflin Harcourt Co.*	33,642	451,812
Metal Fabricate/Hardware — 0.9%
The Timken Co.	9,010	589,434
Miscellaneous Manufacturing — 0.8%
Trinseo S.A.	9,917	535,320
Oil & Gas — 2.6%
Cimarex Energy Co.	12,244	1,067,677
HollyFrontier Corp.	20,921	693,113
		1,760,790
Oil & Gas Services — 0.8%
Dril-Quip, Inc.*	11,903	299,718
MRC Global, Inc.*	34,866	255,916
		555,634
Packaging and Containers — 1.3%
Sealed Air Corp.	16,632	911,267
Retail — 4.3%
Dine Brands Global, Inc.*	9,340	758,501
Papa John's International, Inc.	6,800	863,532
Sally Beauty Holdings, Inc.*	34,880	587,728
Williams-Sonoma, Inc.	3,864	685,203
		2,894,964
Semiconductors — 2.7%
Kulicke & Soffa Industries, Inc.	7,621	444,152
MaxLinear, Inc.*	10,128	498,804
ON Semiconductor Corp.*	18,750	858,187
		1,801,143
Software — 2.0%
Change Healthcare, Inc.*	33,580	703,165
CommVault Systems, Inc.*	8,223	619,274
		1,322,439
	Number of Shares	Value†

Transportation — 1.4%
Knight-Swift Transportation Holdings, Inc.	18,692	$956,096
Trucking and Leasing — 0.6%
GATX Corp.	4,460	399,438
TOTAL COMMON STOCKS (Cost $47,325,226)		59,817,492

REAL ESTATE INVESTMENT TRUSTS — 10.5%
Apartments — 2.5%
American Campus Communities, Inc.	13,682	662,893
Camden Property Trust	6,760	996,897
		1,659,790
Diversified — 0.9%
Broadstone Net Lease, Inc.	23,680	587,501
Healthcare — 1.3%
Physicians Realty Trust	51,805	912,804
Hotels & Resorts — 2.1%
MGM Growth Properties LLC, Class A	20,025	766,957
RLJ Lodging Trust	42,272	628,162
		1,395,119
Industrial — 1.3%
STAG lndustrial, Inc.	22,855	897,059
Office Property — 1.1%
Cousins Properties, Inc.	19,800	738,342
Storage & Warehousing — 1.3%
CubeSmart	18,644	903,302
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,976,351)		7,093,917

SHORT-TERM INVESTMENTS — 1.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.030%) (Cost $902,643)	902,643	902,643
TOTAL INVESTMENTS — 100.5% (Cost $54,204,220)		$67,814,052
Other Assets & Liabilities — (0.5)%		(345,659)
TOTAL NET ASSETS — 100.0%		$67,468,393

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
LLC— Limited Liability Company.
NA— National Association.

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
SMID Cap Value Fund
S.A.— Societe Anonyme.
Country Weightings as of 9/30/2021††
United States	95%
United Kingdom	1
Bermuda	1
France	1
Luxembourg	1
Singapore	1
Total	100%
††	% of total investments as of September 30, 2021.
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